Label	Element	Value
A, C Prospectus | AllianzGI Global Managed Volatility Fund
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Supplement [Text Block]	ck0001423227_SupplementTextBlock

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated February 14, 2014 to the

Statutory Prospectuses for Institutional Class and Class A, Class C, Class D and Class P Shares of

Allianz Funds Multi-Strategy Trust,

Dated April 1, 2013 (as revised January 16, 2014) (as supplemented thereafter)

Disclosure Relating to AllianzGI Global Managed Volatility Fund

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Global Managed Volatility Fund
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Within the Fund Summary relating to AllianzGI Global Managed Volatility Fund, the first sentence in the fourth paragraph in the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:

In addition to equity securities (such as preferred stocks, convertible securities and warrants) and equity-related instruments, the Fund may invest in securities issued in initial public offerings (IPOs) and real estate investment trusts (REITs), and utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments.

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Within the Fund Summary relating to AllianzGI Global Managed Volatility Fund, the following is hereby added after “Non-U.S. Investment Risk” in the subsection entitled “Principal Risks”:

REIT and Real Estate-Related Investment Risk: Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement for future reference.